BUSINESS COMBINATIONS - CONSIDERATION (Details) - CNY (¥) ¥ in Thousands				12 Months Ended
		Oct. 26, 2016	Jan. 01, 2007	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Date of acquisition		Oct. 26, 2016	Jan. 01, 2007
Amount payables arising from the Acquisition(a)	[1]	¥ 731,992
Less: Employee benefits obligation undertaken to be borne by the Company		(24,727)		¥ 24,727
Total consideration(a)	[1]	707,265
GRCL [member]
Disclosure of detailed information about business combination [line items]
Amount payables arising from the Acquisition(a)	[1]	453,658
Less: Employee benefits obligation undertaken to be borne by the Company		(9,024)
Total consideration(a)	[1]	444,634
GSRC [member]
Disclosure of detailed information about business combination [line items]
Amount payables arising from the Acquisition(a)	[1]	249,677
Less: Employee benefits obligation undertaken to be borne by the Company		(15,703)
Total consideration(a)	[1]	233,974
Guangzhou Railway Group [member]
Disclosure of detailed information about business combination [line items]
Amount payables arising from the Acquisition(a)	[1]	28,657
Total consideration(a)	[1]	¥ 28,657

[1]	(a) The total consideration of approximately RMB707,265,000 had been offset against the trade receivables due from Guangzhou Railway Group, GRCL and CSRC to the Group. Therefore, no actual cash outflow occurred in the business acquisition.